Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2021
Credit Facilities Table [Abstract]
Schedule of short-term bank borrowings
Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2021	December 31, 2020
Hangzhou United Rural Commercial Bank Co., Ltd.(1)	From November 11, 2021 to November 5, 2022	Weighted average rate of 6.8%	Guarantee by Mr. Dongdong Wang and his Spouse	-	$156,922	$-
Hangzhou United Rural Commercial Bank Co., Ltd. (1)	From September 23, 2021 to September 22, 2022	Weighted average rate of 5.8%	Guarantee by Mr. Dongdong Wang and his Spouse	-	78,461	-
Hangzhou United Rural Commercial Bank Co., Ltd. (1)	From September 16, 2021 to September 15, 2022	Weighted average rate of 5.8%	Guarantee by Mr. Dongdong Wang and his Spouse	-	78,461	-
Hangzhou United Rural Commercial Bank Co., Ltd. (1)	From July 14, 2021 to January 13, 2022	Weighted average rate of 5.5%	Guarantee by Mr. Dongdong Wang and his Spouse	-	78,461	-
Hangzhou United Rural Commercial Bank Co.,Ltd. (1)	From June 29, 2021 to January 13, 2022	Weighted average rate of 5.5%	Guarantee by Mr. Dongdong Wang and his Spouse	January 13, 2022	784,609	-
Zhejiang Tailong Commercial Bank Co., Ltd. (2)	From November 11, 2021 to November 19, 2022	Weighted average rate of 6.8%	Guarantee by Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees	-	470,765	-
Industrial Bank Co., Ltd. (3)	From April 28, 2021 to May 7, 2022	Weighted average rate of 5.7%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	May 7, 2022	376,612	-
China Everbright Bank Co., Ltd. (4)	From November 12, 2021 to November 20, 2022	Weighted average rate of 6.0%	Pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang	-	2,259,674	--
Bank of Communications Co., Ltd. (5)	From April 29, 2021 to May 9, 2022	Weighted average rate of 5.7%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	May 9, 2022	3,295,359	-
The Industrial Bank Co., Ltd.(3)	From April, 2020 to April, 2021	Weighted average rate of 5.65%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	April 20, 2021	-	291,188
Zhujiang Rural Bank(6)	From April, 2020 to April, 2021	Weighted average rate of 6.53%	Guarantee by Mr. Jinlong Yang and one of Mr. Jinlong Yang’s family member, pledge by Jinlong Yang and his private fixed deposits of RMB 1 million.	April 29, 2021	-	390,805
China Everbright Bank(4)	From October, 2020 to October, 2021	Weighted average rate of 5.30%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members	December 20, 2021	-	2,114,943
Bank of Communications(5)	From November, 2020 to November, 2021	Weighted average rate of 5.65%	Guarantee by Mr. Jinlong Yang, one of Mr. Jinlong Yang’s family member and a third party	December 6, 2021	-	3,754,788
					$7,579,324	$6,551,724

Schedule of outstanding balances of long-term bank borrowings
Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2021	December 31, 2020
WeBank Co., Ltd.	From August 26, 2021 to August 26, 2023	Weighted average rate of 9.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	-	$448,348	$-
Less: current maturities					(269,009)	-
Non-current maturities					$179,339	$-

Schedule of long-term bank borrowings
	As of December 31, 2021	As of December 31, 2020
Payments due by period
Less than 1 year	$269,009	$-
1-2 years	179,339	-
Total	$448,348	$-

Schedule of outstanding balances and maturities
	As of December 31, 2021	As of December 31, 2020
Payments due by period
Less than 1 year	$144,126	$235,487
1-2 years	-	136,400
Total	$144,126	$371,887